INTANGIBLE ASSETS OTHER THAN GOODWILL - Schedule of Intangibles (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Intangible Assets
Acquisition Cost	$ 379,117	$ 380,805
Accumulated amortization	(177,682)	(171,747)
Total Intangible assets net book value	201,435	209,058
Unfavorable lease terms
Acquisition Cost	(121,028)	(121,028)
Accumulated amortization	91,488	89,022
Unfavorable lease terms net book value	(29,540)	(32,006)
Total Intangibles net book value	$ 171,895	$ 177,052